EMPLOYEE BENEFITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFITS [Line Items]
Total contribution	$ 877,709	$ 1,257,335	$ 765,379
ReneSola Investment
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	14.00%
Percentage of employer's contribution required by PRC law	17.00%
Sichuan Bo Bo
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	17.00%
Percentage of employer's contribution required by PRC law	14.80%
ReneSola Shanghai
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	17.00%
Percentage of employer's contribution required by PRC law	16.50%